Consolidated Statements of Comprehensive Income /(Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Revenues	$ 1,883,029	$ 1,860,962	$ 1,650,431
Cost of revenues:
Cost of revenues	1,071,721	1,035,166	859,800
Gross profit	811,308	825,796	790,631
Operating expenses:
Product development	441,161	412,173	353,144
Sales and marketing (including expenses generated for a related party of $216, nil and nil, respectively, for 2016, 2017 and 2018)	400,579	413,045	434,780
General and administrative	113,724	122,874	119,841
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	16,369	86,882	0
Total operating expenses	971,833	1,034,974	907,765
Operating loss	(160,525)	(209,178)	(117,134)
Other income /(expense), net	64,167	6,658	(10,713)
Interest income (including interest income generated from a related party of $1,244, $1,157 and $1,051, respectively, for 2016, 2017 and 2018)	24,079	24,138	22,499
Interest expense (including interest expense generated from a related party of $662, $724, and $519, respectively, for 2016, 2017 and 2018)	(17,538)	(4,088)	(1,356)
Exchange difference	9,026	(14,385)	12,803
Loss before income tax expense /(benefit)	(80,791)	(196,855)	(93,901)
Income tax expense /(benefit)	(13,432)	273,148	21,072
Net income /(loss)	(67,359)	(470,003)	(114,973)
Less: Net income attributable to the noncontrolling interest shareholders	92,723	84,523	109,048
Net loss attributable to Sohu.com Limited	(160,082)	(554,526)	(224,021)
Net loss	(67,359)	(470,003)	(114,973)
Foreign currency translation adjustments	(37,339)	56,250	(73,235)
Change in unrealized gain /(loss) for equity securities with readily determinable fair values	0	12,179	(3,920)
Other comprehensive income /(loss)	(37,339)	68,429	(77,155)
Comprehensive loss	(104,698)	(401,574)	(192,128)
Less: Comprehensive income attributable to noncontrolling interest shareholders	61,376	117,960	78,824
Comprehensive loss attributable to Sohu.com Limited	$ (166,074)	$ (519,534)	$ (270,952)
Basic net loss per share attributable to Sohu.com Limited	$ (4.11)	$ (14.27)	$ (5.79)
Shares used in computing basic net loss per share attributable to Sohu.com Limited	38,959	38,858	38,706
Diluted net loss per share attributable to Sohu.com Limited	$ (4.13)	$ (14.30)	$ (5.83)
Shares used in computing diluted net loss per share attributable to Sohu.com Limited	38,959	38,858	38,706
Brand advertising [Member]
Revenues:
Revenues	$ 231,945	$ 314,066	$ 447,956
Cost of revenues:
Cost of revenues	184,474	363,592	371,085
Search and search-related advertising [Member]
Revenues:
Revenues	1,022,456	801,199	597,133
Cost of revenues:
Cost of revenues	664,164	412,904	290,158
Subtotal of online advertising [Member]
Revenues:
Revenues	1,254,401	1,115,265	1,045,089
Cost of revenues:
Cost of revenues	848,638	776,496	661,243
Online games [Member]
Revenues:
Revenues	389,788	449,533	395,709
Cost of revenues:
Cost of revenues	60,981	62,775	96,168
Other [Member]
Revenues:
Revenues	238,840	296,164	209,633
Cost of revenues:
Cost of revenues	$ 162,102	$ 195,895	$ 102,389